Note 8 - General and Administrative Expenses - Disclosure of Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Statement Line Items [Line Items]
Corporate administration	$ 5,552	$ 3,875
Salaries and benefits	10,412	8,509
Audit, legal and professional fees	3,421	2,822
Filing and listing fees	449	506
Directors fees and expenses	739	749
Depreciation	855	1,032
	$ 21,428	$ 17,493